Consolidated Statements of Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 921,733	$ 594,163	$ 416,894
Cost of goods sold	(386,860)	(342,893)	(290,877)
Gross profit	534,873	251,270	126,017
General and administrative expenses	(50,052)	(33,273)	(27,211)
Exploration expenses	(8,018)	(13,961)	(11,781)
Change in estimate for mine closure and restoration	(489)	1,330
Other income (expenses), net	(17,447)	(1,267)	660
Operating income	458,867	204,099	87,685
Finance expense	(416,085)	(157,782)	(54,004)
Finance income	9,091	6,103	4,625
Income before income taxes	51,873	52,420	38,306
Current tax	(138,831)	(52,971)	(18,798)
Deferred tax	7,618	(29,720)	12,372
Income taxes	(131,213)	(82,691)	(6,426)
(Loss) / Profit for the year	$ (79,340)	$ (30,271)	$ 31,880
Weighted average numbers of ordinary shares outstanding
Basic	78,251,116	72,204,049	72,128,723
Diluted	78,251,116	72,204,049	72,605,064
(Loss) / Profit per share– Basic	$ (1.01)	$ (0.42)	$ 0.44
(Loss) / Profit per share– Diluted	$ (1.01)	$ (0.42)	$ 0.44